PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Property and equipment	$ 51,791		$ 49,708
Less: impairment	(14,423)	$ (14,455)	(14,763)	$ (15,110)
Less: accumulated depreciation	(23,526)		(24,868)
Construction in progress	158		162
Total property and equipment, net	14,000		10,239
Depreciation expenses	214	438
Impairment loss	0	$ 0
Wifi And Network Equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment	16,200		16,582
Office property
PROPERTY AND EQUIPMENT, NET
Property and equipment	10,301		10,544
Software
PROPERTY AND EQUIPMENT, NET
Property and equipment	9,258		10,270
Digital display network equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment	3,318		3,396
Computer and office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment	5,106		5,157
Leasehold improvement
PROPERTY AND EQUIPMENT, NET
Property and equipment	2,411		2,467
Furniture and fixture
PROPERTY AND EQUIPMENT, NET
Property and equipment	708		734
Vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment	$ 4,489		$ 558